Senior Unsecured Bond - Additional Information (Detail) (USD $)					1 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 18, 2012 9% senior unsecured bond	Dec. 31, 2013 9% senior unsecured bond	Dec. 31, 2012 9% senior unsecured bond Financial Covenant	Dec. 31, 2012 9% senior unsecured bond Financial Covenant Minimum Ratio	Dec. 31, 2012 9% senior unsecured bond Financial Covenant Maximum
Debt Instrument [Line Items]
Debt instrument face amount					$ 125,000,000
Interest rate on bond					9.00%	9.00%
Debt instrument term					5 years
Debt instrument maturity date					Dec. 18, 2017
Interest payment description on bond					Interest is payable semi-annually in arrears on June 18 and December 18.
Debt instrument, frequency of interest payment					Semi-annually
Debt instrument covenant description							The financial covenants each as defined within the bond agreement are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of the greater of (i) $12,500,000 and (ii) 5 per cent of total interest bearing debt; b) the Group to maintain a positive working capital; (c) to maintain an interest coverage ratio of not less than 3.00:1.00; (d) maintain a Group equity ratio of minimum 30%; and (e) the issuer shall ensure that the aggregate market value of the Group’s vessels is at least 120% of the total interest bearing debt of the Group.
Minimum liquidity to be maintained, amount	$ 194,740,045	$ 140,870,317	$ 26,734,435	$ 16,243,112				$ 12,500,000
Minimum liquidity to be maintained, percent								5.00%
Interest coverage ratio								3.00
Equity ratio							35.00%	30.00%
Aggregate fair value of collateral vehicles required for borrowings under facility								120.00%
Dividend payable percentage									50.00%